Post-Employment and Other Long-Term Employees Benefits - Changes in Benefit Obligation and Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in plan assets:
Plan assets at fair value at beginning of year	$ 597
Foreign currency translation adjustments	0	$ 0
Plan assets at fair value at end of year	718	597
Net amount recognized in the balance sheet consisted of the following:
Long-term liabilities	(97)	(81)
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	1,036	911
Service cost	31	27	$ 27
Interest cost	21	24	24
Employee contributions	4	3
Plan amendments	1	1
Benefits paid	(13)	(15)
Effect of settlement	(2)	(36)
Actuarial (gain) loss	83	117
Foreign currency translation adjustment	55	4
Benefit obligation at end of year	1,216	1,036	911
Change in plan assets:
Plan assets at fair value at beginning of year	597	527
Actual return on plan assets	84	81
Employer contributions	17	21
Employee contributions	4	3
Benefits paid	(3)	(5)
Effect of settlement		(36)
Foreign currency translation adjustments	19	6
Plan assets at fair value at end of year	718	597	527
Funded status	(498)	(439)
Net amount recognized in the balance sheet consisted of the following:
Non-current assets	4	4
Current liabilities	(9)	(10)
Long-term liabilities	(493)	(433)
Net amount recognized	(498)	(439)
Other Long-Term Employee Benefit [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	88	81
Service cost	11	5	6
Interest cost	1	1	1
Benefits paid	(11)	(4)
Actuarial (gain) loss	3	6
Foreign currency translation adjustment	9	(1)
Benefit obligation at end of year	101	88	$ 81
Change in plan assets:
Funded status	(101)	(88)
Net amount recognized in the balance sheet consisted of the following:
Current liabilities	(4)	(7)
Long-term liabilities	(97)	(81)
Net amount recognized	$ (101)	$ (88)